Erik Nelson, Sr. Securities Counsel
Allianz Investment Management LLC
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone: (763) 765-7453


April 27, 2010

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, DC 20549


Re: Post-Effective Amendment No. 7 to Registration Statement on Form N-1A
    Allianz Variable Insurance Products Fund of Funds Trust
    File Nos. 333-119867 and 811-21624
    --------------------------------------------------------------------

Dear Sir/Madam:

Enclosed for filing please find Post-Effective Amendment No. 7 to Form N-1A for the above-referenced Registrant. The purpose of this filing is to update financial information and disclosure to the prospectus and SAI, based on comments received by the staff, describing the availability of a new investment option being added to the trust and to add new summary disclosure pursuant to revised Form N-1A. This post-effective amendment also includes a letter responding to additional staff comments provided by telephone on April 14, 2010.

Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by the Company for five years.

I hereby represent that the enclosed Post-Effective Amendment does not contain disclosure which would render it ineligible to become effective pursuant to Securities Act Rule 485(b)

If you have any questions or comments, please feel free to contact the undersigned.



Sincerely,

Allianz Variable Insurance Products Fund of Funds Trust


By: /s/ Erik Nelson
  _________________________________________